Stock-Based Compensation (Schedule of Weighted-Average Black-Scholes Fair Value Assumptions) (Details)	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Share-based Compensation [Abstract]
Expected life	6 years	6 years	6 years
Risk-free interest rate	1.90%	1.10%	1.30%
Expected volatility	16.00%	17.00%	17.00%
Expected dividend yield	2.90%	2.70%	3.00%